Investment Strategy	Jun. 21, 2024
Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	Schwab MarketTrack All Equity Portfolio Under the “Principal Investment Strategies” section: The fourth paragraph is deleted in its entirety.
Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	Schwab MarketTrack Growth Portfolio Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	Schwab MarketTrack Balanced Portfolio Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	Schwab MarketTrack Conservative Portfolio Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.